Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 13,617	$ 48,710	$ 39,036	$ 33,647
Costs of sales	(11,960)	(40,885)	(32,726)	(28,524)
Gross profit	1,657	7,825	6,310	5,123
General and administrative expenses	(1,291)	(5,479)	(7,685)	(12,814)
Gain/(loss) on solar development	38	1,589	(2,615)	1,356
Depreciation of property, plant and equipment	(214)	(898)	(430)	(420)
Amortization of intangible assets	(223)	(868)	(990)	(840)
Operating profit/(loss)	(33)	2,169	(5,410)	(7,595)
Restructuring and other non-recurring costs	(525)	(3,410)	(2,017)	(1,873)
Impairment of assets				(10,191)
Impairment of goodwill				(11,092)
Finance income		33	4	9
Finance expense	(796)	(3,182)	(3,243)	(3,395)
Loss before income tax	(1,354)	(4,390)	(10,666)	(34,137)
Income tax	(92)	(713)	(557)	6,258
Loss for the period attributable to owners of the company	(1,446)	(5,103)	(11,223)	(27,879)
Other comprehensive income
Currency translation differences recognized directly in equity	(102)	(1,028)	(2,998)	222
Total comprehensive (loss)/income for the period attributable to owners of the company	$ (1,548)	$ (6,131)	$ (14,221)	$ (27,657)
Earnings per share attributable to owners of the company (dollars)
Basic (in dollars per share)	$ (0.11)	$ (0.38)	$ (0.83)	$ (2.06)
Diluted (in dollars per share)	$ (0.11)	$ (0.38)	$ (0.83)	$ (2.06)